5. Property and Equipment (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,667,191	$ 1,227,081
Accumulated depreciation and amortization	455,871	229,972
Property and equipment, net	1,211,320	997,109
Software [Member]
Property and equipment, gross	1,388,824	927,455
Accumulated depreciation and amortization	(286,744)	(60,290)
Property and equipment, net	$ 1,102,080	$ 867,165